Unaudited Quarterly Financial Information (in thousands, except loss per share data) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									9 Months Ended			12 Months Ended															189 Months Ended	198 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 1996	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 1999	Dec. 31, 1998	Dec. 31, 1997	Dec. 31, 2011	Sep. 30, 2012
Total revenues	$ 120	$ 0	$ 10	$ 0	$ 0	$ 0	$ 10	$ 0	$ 0	$ 450	$ 10		$ 10	$ 10														$ 2,769	$ 3,219
Net income (loss) applicable to common stockholders	$ (16,495)	$ (12,576)	$ 482	$ (12,328)	$ (8,408)	$ (7,415)	$ (5,381)	$ (8,727)	$ (5,845)	$ (36,797)	$ (20,254)	$ (1,233)	$ (32,830)	$ (27,368)	$ (26,954)	$ (22,331)	$ (21,247)	$ (1,395)	$ (9,937)	$ (8,508)	$ (5,752)	$ (12,804)	$ (10,940)	$ (12,779)	$ (5,609)	$ (4,719)	$ (2,560)	$ (206,969)	$ (243,765)
Net income (loss) per share applicable to common stockholders - basic	$ (1.50)	$ (1.60)	$ 0.08	$ (2.40)	$ (1.76)					$ (3.59)	$ (3.78)		$ 5.60	$ (6.56)
Weighted average shares used in computing basic loss per share	11,029	5,945	5,945	5,243	4,818					10,258	5,355
Net income (loss) per share applicable to common stockholders - diluted	$ (1.50)	$ (2.24)	$ 0.06	$ (2.40)	$ (1.76)					$ (3.59)	$ (3.78)
Net loss per share applicable to common stockholders - basic and diluted (in dollars per share)						$ (1.44)	$ (1.28)	$ (2.24)	$ (1.60)
Weighted average shares used in computing diluted income /(loss) per share	11,029	5,945	7,696	5,243	4,818					10,258	5,355
Weighted average shares used in computing basic and diluted loss per share (in shares)						4,502	4,401	3,991	3,746				5,887	4,191